Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2020 MMBbls	Dec. 31, 2020 Bcf	Dec. 31, 2019 MMBbls	Dec. 31, 2019 bbl	Dec. 31, 2019 Bcf	Dec. 31, 2019 MMBoe	Dec. 31, 2018 MMBbls	Dec. 31, 2018 Bcf	Dec. 31, 2018 MMBoe
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery | MMBoe						8			15
Worldwide [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	613		582				422
Revisions of previous estimates	(92)		21				126
Extensions and discoveries	47		86				103
Improved recovery			8				15
Sale of minerals in place	(9)		(1)				(1)
Production for the year	(76)		(83)				(83)
Ending balance	483		613				582
Beginning balance	60		56				58
Revisions of previous estimates	8		4				(1)
Extensions and discoveries	9		14				13
Sale of minerals in place	(1)
Production for the year	(13)		(14)				(14)
Ending balance	63		60				56
Beginning balance | Bcf		2,241			2,481			2,520
Revisions of previous estimates | Bcf		136			(104)			178
Extensions and discoveries | Bcf		199			384			329
Sale of minerals in place | Bcf		(6)			(8)			(4)
Production for the year | Bcf		(460)			(512)			(542)
Ending balance | Bcf		2,110			2,241			2,481
Beginning balance	1,073		1,080				929
Revisions of previous estimates	(61)		7				157
Extensions and discoveries	92		169				174
Improved recovery			8				15
Sale of minerals in place	(11)		(3)				(2)
Production for the year	(171)		(188)				(193)
Ending balance	922		1,073				1,080
Worldwide [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	301		339				286
Ending balance	229		301				339
Beginning balance	38		41				47
Ending balance	32		38				41
Beginning balance | Bcf		1,743			1,915			1,850
Ending balance | Bcf		1,486			1,743			1,915
Beginning balance	650		722				663
Ending balance	526		650				722
Worldwide [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	312		243				136
Ending balance	254		312				243
Beginning balance	22		15				11
Ending balance	31		22				15
Beginning balance | Bcf		498			566			670
Ending balance | Bcf		624			498			566
Beginning balance	423		358				266
Ending balance	396		423				358
Worldwide [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	613		582	582			422
Ending balance	483		613	613			582
Beginning balance	60		56				58
Ending balance	63		60				56
Beginning balance | Bcf		2,241			2,481			2,520
Ending balance | Bcf		2,110			2,241			2,481
Beginning balance	1,073		1,080				929
Ending balance	922		1,073				1,080
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	301		339	339			286
Ending balance	229		301	301			339
Beginning balance	38		41				47
Ending balance	32		38				41
Beginning balance | Bcf		1,743			1,915			1,850
Ending balance | Bcf		1,486			1,743			1,915
Beginning balance	650		722				663
Ending balance	526		650				722
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	312		243	243			136
Ending balance	254		312	312			243
Beginning balance	22		15				11
Ending balance	31		22				15
Beginning balance | Bcf		498			566			670
Ending balance | Bcf		624			498			566
Beginning balance	423		358				266
Ending balance	396		423				358
Argentina [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	613		582				422
Revisions of previous estimates	(92)		21				126
Extensions and discoveries	47		86				103
Improved recovery			8				15
Sale of minerals in place	(9)		(1)				(1)
Production for the year	(76)		(83)				(83)
Ending balance	483		613				582
Beginning balance	60		56				58
Revisions of previous estimates	8		4				(1)
Extensions and discoveries	9		14				13
Sale of minerals in place	(1)
Production for the year	(13)		(14)				(14)
Ending balance	63		60				56
Beginning balance | Bcf		2,241			2,481			2,520
Revisions of previous estimates | Bcf		136			(104)			178
Extensions and discoveries | Bcf		199			384			329
Sale of minerals in place | Bcf		(6)			(8)			(4)
Production for the year | Bcf		(460)			(512)			(542)
Ending balance | Bcf		2,110			2,241			2,481
Beginning balance	1,073		1,080				929
Revisions of previous estimates	(61)		7				157
Extensions and discoveries	92		169				174
Improved recovery			8				15
Sale of minerals in place	(11)		(3)				(2)
Production for the year	(171)		(188)				(193)
Ending balance	922		1,073				1,080
Argentina [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	301		339				286
Ending balance	229		301				339
Beginning balance	38		41				47
Ending balance	32		38				41
Beginning balance | Bcf		1,743			1,915			1,850
Ending balance | Bcf		1,486			1,743			1,915
Beginning balance	650		722				663
Ending balance	526		650				722
Argentina [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	312		243				136
Ending balance	254		312				243
Beginning balance	22		15				11
Ending balance	31		22				15
Beginning balance | Bcf		498			566			670
Ending balance | Bcf		624			498			566
Beginning balance	423		358				266
Ending balance	396		423				358
Argentina [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	613		582				422
Ending balance	483		613				582
Beginning balance	60		56				58
Ending balance	63		60				56
Beginning balance | Bcf		2,241			2,481			2,520
Ending balance | Bcf		2,110			2,241			2,481
Beginning balance	1,073		1,080				929
Ending balance	922		1,073				1,080
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	301		339				286
Ending balance	229		301				339
Beginning balance	38		41				47
Ending balance	32		38				41
Beginning balance | Bcf		1,743			1,915			1,850
Ending balance | Bcf		1,486			1,743			1,915
Beginning balance	650		722				663
Ending balance	526		650				722
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	312		243				136
Ending balance	254		312				243
Beginning balance	22		15				11
Ending balance	31		22				15
Beginning balance | Bcf		498			566			670
Ending balance | Bcf		624			498			566
Beginning balance	423		358				266
Ending balance	396		423				358